Debt - Future Maturities Of Debt (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 15
Interest rate	8.75%
Maturity date	Oct. 15, 2023
Term Loan Facility due September 30, 2022
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 6
Discount on senior notes	$ 9
Maturity date	Sep. 30, 2022
8.75% Senior Secured Notes due October 15, 2023
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 9
Interest rate	8.75%	8.75%
Maturity date	Oct. 15, 2023